Information on geographical areas - Summary of additional information by country (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Employee	Dec. 31, 2020 EUR (€) Employee	Dec. 31, 2019 EUR (€) Employee
Disclosure of geographical areas [table]
Name of principal subsidiary	ING Groep N.V.
Average number of employees at full time equivalent basis | Employee	57,660	55,901	53,431
Total income	€ 20,093	€ 17,227	€ 17,125
Total assets	949,250	933,891	888,520
Result before tax	8,385	3,399	5,653
Taxation	2,306	1,070	1,652
Tax Paid	€ 1,873	€ 1,734	€ 2,345
Netherlands [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	ING Bank N.V.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	15,138	15,201	14,415
Total income	€ 6,621	€ 5,100	€ 5,198
Total assets	299,767	283,664	267,368
Result before tax	2,384	612	1,397
Taxation	728	285	437
Tax Paid	€ 428	€ 588	€ 684
Belgium [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	ING België N.V.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	6,965	7,397	7,694
Total income	€ 2,754	€ 2,637	€ 2,277
Total assets	130,335	133,269	121,813
Result before tax	842	212	291
Taxation	212	75	142
Tax Paid	€ 174	€ 66	€ 258
Luxembourg [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	ING Luxembourg S.A.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	856	855	841
Total income	€ 366	€ 279	€ 292
Total assets	20,406	15,290	16,608
Result before tax	189	100	123
Taxation	48	25	29
Tax Paid	€ 20	€ 24	€ 17
Poland [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	ING Bank Slaski S.A
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	10,674	9,425	8,968
Total income	€ 1,509	€ 1,399	€ 1,344
Total assets	43,888	40,928	37,220
Result before tax	660	438	533
Taxation	154	131	141
Tax Paid	€ 235	€ 232	€ 166
Germany [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	ING DiBa A.G.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	5,521	5,059	4,639
Total income	€ 2,962	€ 2,376	€ 2,141
Total assets	159,799	162,539	147,642
Result before tax	1,587	896	1,032
Taxation	523	310	355
Tax Paid	€ 493	€ 409	€ 460
Romania [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	3,319	3,049	2,575
Total income	€ 495	€ 456	€ 457
Total assets	9,635	8,526	7,424
Result before tax	273	141	221
Taxation	41	20	34
Tax Paid	€ 21	€ 24	€ 34
Spain [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	1,380	1,228	1,233
Total income	€ 743	€ 679	€ 706
Total assets	32,559	29,899	26,118
Result before tax	212	104	249
Taxation	57	37	72
Tax Paid	€ 59	€ 52	€ 90
Italy [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	1,099	1,025	959
Total income	€ 335	€ 337	€ 269
Total assets	13,983	13,747	15,726
Result before tax	73	44	(39)
Taxation	25	24	4
Tax Paid	€ 2	€ 2	€ 4
UK [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	698	709	692
Total income	€ 636	€ 546	€ 594
Total assets	50,734	64,676	61,088
Result before tax	277	97	214
Taxation	73	15	52
Tax Paid	€ 50	€ 32	€ 40
France [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	764	737	659
Total income	€ 313	€ 239	€ 308
Total assets	12,397	11,555	12,058
Result before tax	(65)	(71)	70
Taxation	(16)	(17)	35
Tax Paid	€ (7)	€ 9	€ 48
Russia [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	ING Bank (Eurasia) Z.A.O.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	281	297	293
Total income	€ 38	€ 51	€ 93
Total assets	898	1,035	1,499
Result before tax	3	3	68
Taxation			22
Tax Paid	€ (7)	€ (3)	€ 49
Czech Republic [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	285	355	339
Total income	€ 100	€ 146	€ 88
Total assets	2,894	3,848	4,494
Result before tax	33	59	10
Taxation	8	12	2
Tax Paid	€ (2)	€ 4	€ 5
Hungary [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	119	131	138
Total income	€ 44	€ 43	€ 24
Total assets	1,148	1,092	1,299
Result before tax	12	6	(7)
Taxation	3	2	2
Tax Paid	€ 2	€ 1	€ 2
Slovakia [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	983	878	703
Total income	€ 15	€ 18	€ 14
Total assets	352	385	587
Result before tax	3	7	2
Taxation		3
Tax Paid	€ 2	€ 1	€ (1)
Ukraine [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	PJSC ING Bank Ukraine
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	96	108	111
Total income	€ 22	€ 26	€ 43
Total assets	409	335	481
Result before tax	11	16	31
Taxation	2	3	9
Tax Paid	€ 2	€ 3	€ 6
Austria [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING DiBa A.G.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	292	332	279
Total income	€ 175	€ 75	€ 80
Total assets	419	1,840	1,441
Result before tax	101
Taxation	16	(5)	1
Tax Paid	€ 6	€ (14)	€ 1
Bulgaria [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	61	65	68
Total income	€ 14	€ 13	€ 12
Total assets	420	406	358
Result before tax	€ 2	€ 2	€ 2
Ireland [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	64	50	48
Total income	€ 70	€ 72	€ 71
Total assets	1,831	2,051	2,575
Result before tax	77	66	58
Taxation	10	8	8
Tax Paid	€ 10	€ 8	€ 7
Portugal [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	11	13	12
Total income	€ 15	€ 16	€ 18
Total assets	675	790	899
Result before tax	9	11	14
Taxation	3	7	4
Tax Paid	€ 3	€ 4	€ 5
Switzerland [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	259	256	257
Total income	€ 241	€ 187	€ 234
Total assets	11,081	7,939	8,577
Result before tax	148	88	126
Taxation	21	13	(36)
Tax Paid	€ 67	€ 14	€ 22
Canada [Member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Payvision Canada Services Ltd.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee		1	1
Total income		€ 3	€ 3
Total assets			€ 1
USA [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	ING Financial Holdings Corp.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	563	600	626
Total income	€ 936	€ 720	€ 813
Total assets	55,582	48,205	45,521
Result before tax	779	39	366
Taxation	182	16	118
Tax Paid	€ 148	€ 38	€ 130
Brazil [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	63	89	89
Total income	€ 13	€ 30	€ 43
Total assets	288	1,813	2,921
Result before tax	1	3	27
Taxation	5	19	6
Tax Paid	€ 8	€ 4	€ 7
Colombia [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	ING Capital Colombia S.A.S.
Main activity	Dissolved
Average number of employees at full time equivalent basis | Employee		3	3
Total income		€ 1	€ 1
Total assets		€ 2	€ 2
Mexico [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	ING Consulting, S.A. de C.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	6	7	8
Total income	€ 1	€ 1	€ 1
Total assets	3	2	2
Result before tax	€ (1)	€ (1)	€ (2)
China [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	79	90	89
Total income	€ 26	€ 26	€ 35
Total assets	1,654	1,598	2,031
Result before tax		(2)	7
Taxation	6	1	€ (1)
Tax Paid	€ (1)	€ (5)
Japan [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	30	32	33
Total income	€ 25	€ 29	€ 31
Total assets	2,256	3,104	5,109
Result before tax	4	(1)	22
Taxation	2	(1)	8
Tax Paid	€ 3	€ 2	€ 10
Singapore [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	573	608	592
Total income	€ 331	€ 353	€ 349
Total assets	24,163	24,498	27,982
Result before tax	133	42	76
Taxation	19	8	13
Tax Paid	€ 9	€ 7	€ 22
Macau [Member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Payvision Macau Ltd.
Main activity	In liquidation
Hong Kong [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	105	122	128
Total income	€ 79	€ 92	€ 96
Total assets	6,691	7,030	7,350
Result before tax	5	(9)	38
Taxation	1	(1)	7
Tax Paid	€ (7)	€ 15	€ 2
Philippines [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale/ Retail
Average number of employees at full time equivalent basis | Employee	2,414	1,857	1,420
Total income	€ 6	€ 13	€ 25
Total assets	567	497	412
Result before tax	(33)	(26)	(11)
Taxation	(5)	6	(5)
Tax Paid	€ 1	€ 2	€ 2
South Korea [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	75	77	79
Total income	€ 65	€ 66	€ 60
Total assets	5,800	6,692	5,457
Result before tax	26	18	25
Taxation	6	4	7
Tax Paid	€ (2)	€ 10	€ 3
Taiwan [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	33	34	34
Total income	€ 26	€ 36	€ 26
Total assets	2,963	3,160	2,873
Result before tax	(3)	19	10
Taxation	€ (1)	4
Tax Paid		1	3
Indonesia [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	PT ING Securities Indonesia
Main activity	In liquidation
Total assets	€ 5	€ 5	€ 6
Malaysia [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	In liquidation
Average number of employees at full time equivalent basis | Employee	4	6	5
Total income		€ 1	€ 1
Total assets	€ 1	141	€ 166
Result before tax	€ (1)	€ (1)
Turkey [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	ING Bank A.S.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	3,338	3,724	4,074
Total income	€ 335	€ 420	€ 677
Total assets	5,818	7,316	9,927
Result before tax	144	125	304
Taxation	35	27	66
Tax Paid	€ 33	€ 25	€ 92
United Arab Emirates [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Bank N.V.
Main activity	Wholesale
Average number of employees at full time equivalent basis | Employee	10	10	11
Total income			€ (1)
Total assets	€ 1	€ 1
Result before tax	€ (1)	€ (2)	€ (2)
Australia [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	ING Bank (Australia) Ltd.
Main activity	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	1,503	1,472	1,319
Total income	€ 782	€ 740	€ 701
Total assets	49,826	46,014	43,482
Result before tax	500	362	400
Taxation	149	40	121
Tax Paid	€ 121	€ 181	177
Mauritius [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	ING Mauritius Investment I
Main activity	In liquidation
Total assets			€ 1
Sri Lanka [member]
Disclosure of geographical areas [table]
Name of principal subsidiary	Branch of ING Business Shared Services B.V.
Main activity	Global services